Commitments and Contingencies - Schedule of Contingent Liabilities (Detail) - USD ($) $ in Thousands	Jul. 29, 2017	Oct. 29, 2016	Oct. 31, 2015
Loss Contingencies [Line Items]
Performance, bid and specialty bonds	$ 273,850	$ 156,972	$ 84,797
Contingent liability in favor of third parties	280,981	163,123	89,173
Letter of Credit [Member]
Loss Contingencies [Line Items]
Open standby letters of credit	$ 7,131	$ 6,151	$ 4,376